Non-cash Financing and Investing Activities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Disclosure Of Non Cash Investing And Financing Information [Line Items]
Non-cash acquisition of capital expenditures and outdoor advertising assets		$ 2,879,000	$ 9,000,000
Non-cash financing activity of declared distributions		81,625,000
Non-cash financing activity	$ 0		0
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Supplemental Disclosure Of Non Cash Investing And Financing Information [Line Items]
Non-cash acquisition of capital expenditures and outdoor advertising assets		2,879,000	9,000,000
Non-cash financing activity	0		$ 0
Non-cash investing activities	$ 0
Non-cash financing activity of declared distributions to parent company		$ 81,534,000
Common Class A [Member]
Supplemental Disclosure Of Non Cash Investing And Financing Information [Line Items]
Issuance of shares related to acquisition	163,137
Issuance of shares related to acquisition, value	$ 12,282,000